Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C
November 20, 2007
Prospectus

Effective October 1, 2008, the following information replaces the 4th and 5th bullets under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors, using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Effective October 1, 2008, the following information replaces the 4th paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

FMR expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 30.

FMR's Multi-Manager Group is lead manager of Advisor Balanced Fund.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

AIG-08-02 September 25, 2008
1.744347.123

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
November 20, 2007
Prospectus

Effective October 1, 2008, the following information replaces the 4th and 5th bullets under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors, using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Effective October 1, 2008, the following information replaces the 4th paragraph under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

FMR expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 27.

FMR's Multi-Manager Group is lead manager of Advisor Balanced.

Robert Stanksy is the head of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

AIGI-08-02 September 25, 2008
1.744350.118

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Advisor Balanced, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.